Summary of Significant Accounting Policies - Narrative (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Accounting Policy [Line Items]
Investment management fees	$ 672,500
Return of investment fees	$ 21,800
Investment benchmark threshold (as a percentage)	10.00%